Plant and equipment - Additional information (Details)	3 Months Ended
Mar. 31, 2022 USD ($)
Lease agreement for a storage and distribution premise in California
Disclosure of detailed information about property, plant and equipment [line items]
Lease rent per month	$ 25,711
Lease term (in years)	5 years
Renewal term (in months)	5 years
New lease agreement for a kiosk location
Disclosure of detailed information about property, plant and equipment [line items]
Lease rent per month	$ 12,500
Renewal term (in months)	33 months
Right of use asset	$ 410,481
Right-of-use assets. | Lease agreement for a storage and distribution premise in California
Disclosure of detailed information about property, plant and equipment [line items]
Right of use asset	1,299,744
Right-of-use assets. | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Transfer to R&D	363,079
Lease derecognition	524,568
Right-of-use assets. | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Transfer to R&D	86,853
Lease derecognition	$ 198,623